Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

NOTE 16 – INCOME TAXES

The provision for income tax expense consists of the following for the years ended December 31:

(Dollars in thousands)	2012	2011	2010
Current expense	$44,125	$33,116	$28,562
Deferred benefit	(7,527)	(11,750)	(3,607)
Tax credits	(8,756)	(6,734)	(6,214)
Tax benefits attributable to items charged to equity and goodwill	654	2,349	1,250

Total income tax expense	$28,496	$16,981	$19,991

There was a balance receivable of $7,830,000 and $21,580,000 for federal and state income taxes at December 31, 2012 and 2011, respectively. The provision for federal income taxes differs from the amount computed by applying the federal income tax statutory rate of 35 percent on income from operations as indicated in the following analysis for the years ended December 31:

(Dollars in thousands)	2012	2011	2010

Federal tax based on statutory rate	$36,712	$24,682	$24,086
Increase (decrease) resulting from:
Effect of tax-exempt income	(7,558)	(6,633)	(5,935)
Interest and other nondeductible expenses	1,847	1,487	1,295
State taxes	4,938	3,034	3,615
Tax credits	(8,756)	(6,734)	(6,214)
Other	1,313	1,145	3,144

Total income tax expense	$28,496	$16,981	$19,991

Effective rate	27.2%	24.1%	29.1%

The net deferred tax liability at December 31, 2012 and 2011 is as follows:

(Dollars in thousands)	2012	2011

Deferred tax asset:
Allowance for credit losses	$78,817	$56,684
Discount on purchased loans	158	153
Deferred compensation	5,193	1,727
Investments acquired	—	395
Unrealized loss on cash flow hedges	471	1,029
Other	38,886	25,381

Subtotal	123,525	85,369

Deferred tax liability:
Basis difference in acquired assets	(82,605)	(63,140)
FHLB stock	(19)	(111)
Premises and equipment	(13,050)	(15,580)
Acquisition intangibles	(11,267)	(7,310)
Deferred loan costs	(3,405)	(1,732)
Unrealized gain on investments classified as available for sale	(13,650)	(14,197)
Investments acquired	(224)	—
Swap gain	(2)	—
Other	(14,300)	(11,584)

Subtotal	(138,522)	(113,654)

Deferred tax liability, net	$(14,997)	$(28,285)

Retained earnings at December 31, 2012 and 2011 included approximately $21,864,000 accumulated prior to January 1, 1987 for which no provision for federal income taxes has been made. If this portion of retained earnings is used in the future for any purpose other than to absorb bad debts, it will be added to future taxable income.

The Company does not believe it has any unrecognized tax benefits included in its consolidated financial statements. The Company has not had any settlements in the current period with taxing authorities, nor has it recognized tax benefits as a result of a lapse of the applicable statute of limitations.

During the years ended December 31, 2012, 2011, and 2010, the Company did not recognize any interest or penalties in its consolidated financial statements, nor has it recorded an accrued liability for interest or penalty payments.